FINANCIAL INSTRUMENTS BY CATEGORY - ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial assets at amortised cost [abstract]
Long-term receivable (Note 16)	¥ 26,103	$ 3,749	¥ 28,354
Trade and other receivables excluding prepayments (Notes 19 and 20)	4,746,988		4,172,882
Short-term deposits	0	0	109,000
Cash and cash equivalents (Note 21)	1,562,334	$ 224,415	1,738,753	$ 249,756		¥ 1,160,515	¥ 1,359,656
FVOCI (Note15)	351,045		321,246
Total	¥ 6,686,470		¥ 6,370,235

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.